Interest expense (Tables)	12 Months Ended
Dec. 31, 2024
Interest costs [abstract]
Schedule of Interest Expense

		For the years ended,
		December 31, 2024	December 31, 2023	December 31, 2022
		$	$	$
Interest accretion on deferred consideration	24	306,388	159,904	243,657
Interest accretion on lease liability	21	86,407	52,075	20,745
Debenture interest	22	6,039,527	-	-
Other interest expenses		2,335	-	1,952
Total interest expense		6,434,657	211,979	266,354